Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Assets
Cash and cash equivalents	$ 1,169,726	$ 4,536,275
Dual currency deposits	0	8,031,076
Amounts receivable and prepaid expenses	485,580	135,392
Marketable securities	3,505,587	40,403
Tax credits recoverable	0	12,073
Loan to related party	257,523	0
Total current assets	5,418,416	12,755,219
Equipment	0	6,667
Total assets	5,418,416	12,761,886
Liabilities and Stockholders' Equity
Accounts payable and accrued liabilities	749,102	689,857
Derivative liability	0	12,619
Total liabilities	749,102	702,476
Stockholders' Equity
Common stock, 350,000,000 shares authorized, $0.001 par value,156,697,178 issued and outstanding (June 30, 2011 -146,197,178)	156,697	146,197
Additional paid-in capital	69,673,556	63,998,735
Donated capital	20,750	20,750
Accumulated comprehensive loss	(39,336)	(32,432)
Accumulated deficit during exploration stage	(65,142,353)	(52,073,840)
Total stockholders' equity	4,669,314	12,059,410
Total liabilities and stockholders' equity	$ 5,418,416	$ 12,761,886